RELATED PARTY TRANSACTIONS (Details)			1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 22, 2013 shares	Nov. 18, 2013 USD ($) Increment $ / shares shares	Aug. 31, 2014 shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Common shares purchased (in shares) | shares	16,666,666
Management agreement compensation					$ 200,000
Due to related party					$ 0	$ 0
Shares distributed to shareholders (in shares) | shares			700,000
Shares considered for eligible to receive NAO shares (in shares) | shares					500
Minimum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increases		25.00%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increases		65.00%
Scandic [Member]
Related Party Transaction [Line Items]
Aggregate payment for costs incurred				$ 300,000	$ 2,100,000	2,200,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Aggregate payment for costs incurred					$ 100,000	100,000
Nordic American Tankers Limited [Member]
Related Party Transaction [Line Items]
Common shares purchased (in shares) | shares		4,333,566			1,521,300
Common shares purchased price		$ 65,000,000
Sale of stock, percentage of ownership after transaction		26.00%
Ownership percentage					26.70%
Percentage of warrants vesting increments		20.00%
Percentages of increase in volume weighted average price		10.00%
Minimum business days required for exercise level of VWAP		10 days
VWAP minimum trading volume of exercise levels		$ 2,000,000
Number of warrants increments | Increment		2
Success fee						$ 1,500,000
Nordic American Tankers Limited [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants exercisable (in shares) | shares		833,333
Exercise price of warrants (in dollars per share) | $ / shares		$ 15.00